LOAN PAYABLE (Details Textual) (USD $)	0 Months Ended		12 Months Ended		102 Months Ended
	Jul. 08, 2013	Feb. 06, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 05, 2013
LOAN PAYABLE [Line Items]
Proceeds from Issuance of Long-term Debt, Total			$ 3,925,066	$ 0	$ 3,925,066
Interest Expense, Total			58,134	0	58,134
CIRM Loan Agreement [Member]
LOAN PAYABLE [Line Items]
Debt Instrument, Face Amount						19,782,136
Maximum Payback Percentage of Loan Amount to be Paid upon Achievement of Certain Revenue Thresholds			500.00%
Base Rate for Computation of Interest Rate			2.00%
Increase In Base Rate after Fifth Year for Computation of Interest Rate			1.00%
Maximum Increase In Base Rate in Tenth Year for Computation of Interest Rate			5.00%
Annual Amount to be Deducted from Loan for Due Diligence Costs			16,667		16,667
Deferred Finance Costs, Noncurrent, Gross			36,667		36,667
Amortization of Financing Costs			6,722	0	6,722
Deferred Finance Costs, Noncurrent, Net			29,945		29,945
Amortization Period of Finance Cost			4 years 1 month 6 days
Proceeds from Issuance of Long-term Debt, Total	3,067,799	857,267
Debt Instrument, Interest Rate at Period End	2.45%	2.77%
Interest Expense, Total			$ 58,134		$ 58,134